Nature of Operations, Basis of Presentation and Going Concern	3 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Nature of Operations, Basis of Presentation and Going Concern

NOTE 1 – NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

As used herein and except as otherwise noted, the term “Company”, “it(s)”, “our”, “us”, “we”, and “ANVIA” shall mean Anvia Holdings Corporation, a Delaware corporation.

Anvia Holdings Corporation (formerly Dove Street Acquisition Corporation) was incorporated on July 22, 2016 under the laws of the state of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has been in the developmental stage since inception and its operations to date have been limited to issuing shares to its original shareholders, and friend and family. The Company is attempting to locate and negotiate with a business entity for the combination of that target company with the Company.

On January 10, 2017, the Company effected a change of control by cancelling an aggregate of 19,500,000 shares of common stock of existing shareholders, issuing 5,000,000 shares of common stock to its sole officer and director; electing new officer and director and accepting the resignations of its then existing officers and directors. In connection with the change of control, the sole shareholder of the Company and its board of directors unanimously approved the change of the Company’s name from Dove Street Acquisition Corporation to Anvia Holdings Corporation.

Basis of Presentation

The accompanying interim condensed financial statements are unaudited, but in the opinion of management of the Company, contain all adjustments, which include normal recurring adjustments necessary to present fairly the financial position at March 31, 2017, and the results of operations and cash flows for the three months ended March 31, 2017. The balance sheet as of December 31, 2016 is derived from the Company’s audited financial statements.

Certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although management of the Company believes that the disclosures contained in these interim condensed financial statements are adequate to make the information presented therein not misleading. For further information, refer to the financial statements and the notes thereto contained in the Company’s 2016 Annual Report filed with the Securities and Exchange Commission on Form 10-K on April 11, 2017.

Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not yet generated any revenue and has sustained operating losses since July 22, 2016 (Inception Date) to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company incurred a net loss of $24,900 from January 1, 2017 to March 31, 2017, used net cash in operating activities of $32,857, has a working capital deficit of $2,350, and has an accumulated deficit of $32,462 as of March 31, 2017. These factors, among others raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.